[Ameritas Life Insurance Corp. Logo]
                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122

October 30, 2009

                                                    Via EDGAR and overnight mail

Sally Samuel, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


Re: Ameritas Life Insurance Corp. ("Ameritas" or "Depositor") and Ameritas Variable Separate Account VA-2, 1940 Act No. 811-05192 ("Separate Account" or "Registrant")
         OVERTURE Medley! Flexible Premium Deferred Variable Annuity, 1933 Act No. 333-142483 Post-Effective Amendment No. 9 on Form N-4 Pursuant to Rule 485(a)

         Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

Dear Ms. Samuel:

Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is December 31, 2009.

The Registrant is requesting selective review of this Post-Effective Amendment ("Amendment") pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

     (a) The material provisions of this registration have been reviewed by the staff of the Division of Investment Management's Office of Insurance Products, with the exception of the revisions specified in this letter, as Registration Statement No. 333-142483 Post-Effective Amendment No. 7 filed on February 27, 2009.

     (b)  The primary purposes of this Amendment are to:
          (1)  increase certain current charges;
          (2) state clearly that we have the right to increase current charges, but not above the guaranteed maximum fee rates;
          (3) disclose that the Expanded Free Withdrawal Rider is not available on Policies issued on and after December 31, 2009; and
          (4) apply current GLWB fee rates to certain riders that were previously activated, but have not yet entered the Withdrawal Phase.

The prospectus is also being updated to incorporate information provided in a May 2009 supplement and to restate the portfolio expense chart for the new December 31, 2009 effective date.

Revisions related to Items (b) (1) through (4) are located on the following pages of the prospectus:

     (1) Pages 5-6, 10-11, 12, 13, 22, 32 and 33. Current charges for certain Policy and rider fees are increased; no increased fee exceeds the corresponding guaranteed maximum fee.

     (2) Pages 5 and 11. A statement is added to the beginning of each of the CHARGES and CHARGES EXPLAINED sections that "We may increase CURRENT FEES, but we guarantee that each CURRENT FEE will never exceed the corresponding GUARANTEED MAXIMUM FEE.

     (3) Pages 6, 12 and 28. Disclosure is made that the Expanded Free Withdrawal Rider is not available for Policies issued on and after December 31, 2009. The disclosure on page 12 informs Policy owners of the impact of fees if they previously elected the Rider.

     (4) Pages 6 and 13. Disclosure is added that current GLWB Rider fees will become effective on the next Policy Anniversary for all GLWB Riders except those in the Withdrawal Phase. Pursuant to the terms of the rider, fees for certain Policies will remain at the prior rates. These include Policies with GLWB Riders that entered the Withdrawal Phase prior to May 1, 2009 and with GLWB Riders that entered the Accumulation Phase prior to May 1, 2009 and then enter the Withdrawal Phase prior to their next Policy Anniversary date after January 1, 2010. For all other Policies with GLWB riders, including those that entered the Accumulation Phase prior to May 1, 2009, but do not enter the Withdrawal Phase prior to the next Policy Anniversary following January 1, 2010, the new current rider charge will be 0.95% for Single Life and 1.10% for Joint Spousal.

Other changes include the following:

     (a)  Page 1. The effective date is updated.

     (b) Pages 1, 15 and A:1. A fund/portfolio name is updated. Disclosure that a subadviser is discontinued is also made on page 15.

     (c) Page 1 and Last Page. Reference to the location of the current Statement of Additional Information is updated.

     (d) Pages 5 and 13. A footnote and text are updated for state-specific disclosures. These changes were included in a Rule 497(e) supplement filed with the Commission May 29, 2009.

     (e) Pages 6-11. Portfolio expenses are updated to disclose only those waivers that will be in effect for at least one year following the prospectus effective date, although we anticipate submitting an annual updating amendment for this registration in 2010.

     (f) Page 24. Disclosure regarding the U.S. Treasury's Temporary Guarantee Program for Money Market Funds (the "Program") is deleted, as that Program has expired.

     (g) Page 28. A correction is made regarding the 10% "Free" No Withdrawal Rider. This change was included in the Rule 497(e) supplement filed May 29th.

     (h) Page 31. Text is revised regarding termination of death benefit riders. This change also was included in the Rule 497(e) supplement filed May 29th.

     (i) Page 34. Deleted a sentence referencing tables in the Policy, since the prospectus is a "stand-alone" document.

     (j) Page 37. Inserted identifying text for a reference to further discussion of transition to the GLWB Withdrawal Phase. This change also was included in the Rule 497(e) supplement filed May 29th.

     (k) Page 42. Revised the disclosure regarding reliance on Rule 12h-7 under the Securities Exchange Act of 1934. The previous text was included in a Rule 497(e) supplement filed with the Commission May 1, 2009 and the Rule 497(c) filing of that same date.

     (l) Pages 2, A:7 and B:4. Pagination and non-substantive typographical changes were made.

The Statement of Additional Information, including the financial statements for the subaccounts of the Registrant and for the Depositor for the period ended December 31, 2008, as submitted in filings by the Registrant dated August 31, 2009, is incorporated by reference in this filing.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.


Sincerely,


/s/ Sally R. Bredensteiner
--------------------------

Sally R. Bredensteiner
Assistant Counsel


Enclosure